Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Protecting our customers, systems and data remains a top priority for us. We operate a layered information and cybersecurity defence which is aligned to the National Institute of Standards and Technology (NIST).
We constantly look to adapt our capabilities to the evolving threats. We do this by gathering intelligence on threat actors, motives, and their attack techniques. We protect our most critical people, assets, and data with preventative controls in line with the identified threats. We also assume that breaches will happen in any case, and so we seek to mitigate these by ensuring their timely detection and that appropriate response and recovery activities are in place. We do this by leveraging industry standard threat analysis, identifying specific real-life scenarios, developing detailed response playbooks, and testing them regularly using bank-wide simulation exercises involving up to the CEO. Cybersecurity controls are also thoroughly captured in policies, standards, guidelines and procedures available to all staff.
Third parties are vital for the functioning and resilience of our business. As such, we operate a dedicated risk and control assessment prior to, and during, the lifecycle of engagements. This ensures the controls operated by the third party are in line with our policies and integrated with our processes as needed. These include, amongst others, business continuity, incident reporting and regulatory compliance.
We regularly assess the state of our environment by reviewing the maturity of our controls in line with our internal risk management framework. We engage with regulatory authorities through regular oversight meetings and we participate in the CBEST programme. The CBEST programme aims to evaluate the resilience of firms and financial market infrastructures through testing performed by accredited and independent specialist firms. We also have a team of penetration testers in our Internal Audit function, that reviews our cybersecurity risks and controls, and reports the results to the BAC.
We participate in industry recognised intelligence sharing groups with other banks (e.g. Cyber Defence Alliance), and we speak regularly to government agencies.
We campaign to raise awareness and give customers the knowledge they need to avoid becoming victims of cybersecurity incidents. As part of this, we run customer education campaigns and offer advice through our online security operations centre. We also have a cybersecurity insurance policy to give us comprehensive cover to respond to and recover losses and damages from security breaches.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Third parties are vital for the functioning and resilience of our business. As such, we operate a dedicated risk and control assessment prior to, and during, the lifecycle of engagements. This ensures the controls operated by the third party are in line with our policies and integrated with our processes as needed. These include, amongst others, business continuity, incident reporting and regulatory compliance.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The CISO and the COO report regularly and frequently to the Board, ExCo, BRC and ERCC. They provide detailed commentaries on the threat environment, key incidents across the industry, geopolitical considerations, the overall residual risk, progress on key projects, the control environment position, and appetite going forward. In addition, BRC and ERCC receive monthly cybersecurity updates as part of the standard risk reporting suite.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
The CISO is responsible for cybersecurity risk operations and risk management and falls under the COO SMF accountability framework. The Chief
Compliance and NFR Officer (CCO) holds SMF16 prescribed accountability and is responsible to the CRO for management and oversight activities for Non-financial risks enacted by the CISO and the COO to ensure they remain within appetite.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The CISO and the COO report regularly and frequently to the Board, ExCo, BRC and ERCC. They provide detailed commentaries on the threat environment, key incidents across the industry, geopolitical considerations, the overall residual risk, progress on key projects, the control environment position, and appetite going forward. In addition, BRC and ERCC receive monthly cybersecurity updates as part of the standard risk reporting suite.

Cybersecurity Risk Role of Management [Text Block]
Our Chief Information Security Officer (CISO) is responsible for the day-to-day running of security operations and the immediate response to information and cybersecurity incidents. The CISO relies on a comprehensive specialist team, supported by cybersecurity controls and capabilities available from the Banco Santander group CISO team in Spain.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our Chief Information Security Officer (CISO) is responsible for the day-to-day running of security operations and the immediate response to information and cybersecurity incidents. The CISO relies on a comprehensive specialist team, supported by cybersecurity controls and capabilities available from the Banco Santander group CISO team in Spain.
The CISO and most staff who manage cybersecurity risk across all lines of defence are industry specialists with substantial experience in leadership and technical aspects. This experience is gained via previous cybersecurity related roles in top global financial organisations, global multinationals,
UK government security agencies, UK regulators, such as the PRA, industry leading cybersecurity risk management suppliers, and relevant university education. Many hold specialist security certifications that are kept relevant by attending dedicated training and specialist conferences.
The CISO is responsible for cybersecurity risk operations and risk management and falls under the COO SMF accountability framework. The Chief
Compliance and NFR Officer (CCO) holds SMF16 prescribed accountability and is responsible to the CRO for management and oversight activities for Non-financial risks enacted by the CISO and the COO to ensure they remain within appetite.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The Board and BRC include members who have substantial experience of technology risk, including Non-Executive Directors and the Chief
Operating and Technology Officer. We also provide targeted training for Board members, senior management and other employees to enhance their knowledge per the evolving and emerging threat landscape.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The CISO and the COO report regularly and frequently to the Board, ExCo, BRC and ERCC. They provide detailed commentaries on the threat environment, key incidents across the industry, geopolitical considerations, the overall residual risk, progress on key projects, the control environment position, and appetite going forward. In addition, BRC and ERCC receive monthly cybersecurity updates as part of the standard risk reporting suite.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true